Summary of Compensation of Key Management Personnel and Directors (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee benefits	$ 31	$ 27	$ 33
Post-employment benefits	1	1	2
Share-based payments	39	30	35
Total	$ 71	$ 58	$ 70